Pay vs Performance Disclosure number in Millions	3 Months Ended	12 Months Ended
	Dec. 30, 2023	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
			Average Summary Comp. Table Total for Non-PEO Named Executive Officers ($)(1)	Average Comp. Actually Paid to Non-PEO Named Executive Officers ($)(1)(3)	Value of Initial Fixed $100 Investment Based On:
Fiscal Year	Summary Comp. Table Total for PEO ($)(1)	Comp. Actually Paid to PEO ($)(1)(2)			Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)(4)	Net Income ($ Millions)	EBITDA As Defined ($ Millions)(5)

2023	23,845,374	80,979,736	8,539,897	20,541,600	183.71	129.19	1,299	3,395
2022	18,709,996	2,210,189	6,683,966	(442,736)	114.35	105.57	867	2,646
2021	21,484,504	44,523,404	16,577,165	28,844,554	131.46	137.33	681	2,189

Named Executive Officers, Footnote
(1)Kevin M. Stein served as our principal executive officer (“PEO”) for 2021, 2022 and 2023. Our non-PEO named executive officers (“NEOs”) included W. Nicholas Howley, Robert S. Henderson, Jorge L. Valladares III, Michael J. Lisman and Sarah L. Wynne for 2021, Jorge L. Valladares III, Michael J. Lisman, Sarah L. Wynne and Halle F. Martin for 2022, and Sarah L. Wynne, Jorge L. Valladares III, Michael J. Lisman, Joel B. Reiss and Jessica L. Warren for 2023.

Peer Group Issuers, Footnote		Represents the cumulative total shareholder return of the S&P Aerospace & Defense Select Index, which we consider to be our peer group for purposes of the performance graph included in our Annual Reports on Form 10-K.
PEO Total Compensation Amount		$ 23,845,374	$ 18,709,996	$ 21,484,504
PEO Actually Paid Compensation Amount		$ 80,979,736	2,210,189	44,523,404
Adjustment To PEO Compensation, Footnote	Compensation Actually Paid to our PEO reflects the following adjustments from ‘Total Compensation’ reported in the Fiscal 2023 Summary Compensation Table (in dollars):

PEO	2023	2022	2021

Summary Compensation Table (“SCT”) Total for PEO (Column (b))	23,845,374	18,709,996	21,484,504
Less: Stock Award values reported in SCT	—	—	—
Less: Option Award values reported in SCT	(20,179,574)	(12,486,796)	(12,798,804)
Plus (Less): Year-over-year change in fair value of equity awards granted in prior years that are outstanding and unvested as of the covered year-end from prior year-end	40,155,771	(8,499,360)	10,079,307
Plus: Year-end fair value of equity awards granted in the covered year that were outstanding and unvested as of the covered year-end	37,158,165	8,142,750	16,249,280
Plus: Vesting date fair value of equity awards granted and vested in the covered year	—	—	—
Plus (Less): Year-over-year change in fair value of equity awards granted in prior years that vested in the covered year (from prior year-end to vesting date)	—	(3,656,401)	9,509,117
Less: Fair value as of prior year-end of equity awards granted in prior years that failed to vest in the covered year	—	—	—
Plus: Dollar value of dividends paid on equity awards in the covered year	—	—	—
Less: Aggregate change in actuarial present value of pension benefits	—	—	—
Plus: Service cost of pension benefits	—	—	—
Plus: Prior service cost of pension benefits	—	—	—
Compensation Actually Paid to PEO (Column (c))	80,979,736	2,210,189	44,523,404

Non-PEO NEO Average Total Compensation Amount		$ 8,539,897	6,683,966	16,577,165
Non-PEO NEO Average Compensation Actually Paid Amount		$ 20,541,600	(442,736)	28,844,554
Adjustment to Non-PEO NEO Compensation Footnote	Average Compensation Actually Paid to our non-PEO NEOs reflects the following adjustments from ‘Total Compensation’ reported in the Fiscal 2023 Summary Compensation Table (in dollars):

NEO	2023	2022	2021

Average SCT Total for Non-PEOs (Column (d))	8,539,897	6,683,966	16,577,165
Less: Stock Award values reported in SCT	—	—	—
Less: Option Award values reported in SCT	(6,302,056)	(2,122,249)	(13,645,045)
Plus (Less): Year-over-year change in fair value of equity awards granted in prior years that are outstanding and unvested as of the covered year-end from prior year-end	5,229,834	(3,420,547)	5,163,170
Plus: Year-end fair value of equity awards granted in the covered year that were outstanding and unvested as of the covered year-end	8,151,452	562,573	13,541,351
Plus: Vesting date fair value of equity awards granted and vested in the covered year	584,626	267,645	3,113,027
Plus (Less): Year-over-year change in fair value of equity awards granted in prior years that vested in the covered year (from prior year-end to vesting date)	4,337,847	(2,414,124)	4,094,886
Less: Fair value as of prior year-end of equity awards granted in prior years that failed to vest in the covered year	—	—	—
Plus: Dollar value of dividends paid on equity awards in the covered year	—	—	—
Less: Aggregate change in actuarial present value of pension benefits	—	—	—
Plus: Service cost of pension benefits	—	—	—
Plus: Prior service cost of pension benefits	—	—	—
Compensation Actually Paid to Non-PEOs (Column (e))	20,541,600	(442,736)	28,844,554

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Tabular List, Table	AOP •EBITDA As Defined •EBITDA As Defined Margin
Total Shareholder Return Amount		$ 183.71	114.35	131.46
Peer Group Total Shareholder Return Amount		129.19	105.57	137.33
Net Income (Loss)		$ 1,299,000,000	$ 867,000,000	$ 681,000,000
Company Selected Measure Amount		3,395	2,646	2,189
PEO Name		Kevin M. Stein	Kevin M. Stein	Kevin M. Stein
Additional 402(v) Disclosure
The SEC requires us to disclose the following pay versus performance information. The table below provides information concerning the relationship between compensation actually paid to certain years’ NEOs, calculated in accordance with SEC rules, and certain elements of TransDigm performance for fiscal years 2023, 2022, and 2021.
Certain Relationships between Pay and Performance
The following graphical comparisons describe the relationships between certain figures included in the Pay Versus Performance table for each of 2023, 2022, and 2021, including (a) a comparison between our cumulative total shareholder return and the total shareholder return of the peer group; and (b) comparisons between (i) the compensation actually paid to the PEO and the average compensation actually paid to our non-PEOs and (2) each of the performance measures set forth in columns (f), (h) and (i) of the Pay Versus Performance table.
Tabular List of Financial Performance Measures
The following represent the most important financial performance measures used to link compensation actually paid for fiscal 2023 to TransDigm’s performance. Refer to the “Compensation Discussion and Analysis” section within this proxy statement for further details about these financial performance measures.

Measure:: 1
Pay vs Performance Disclosure
Name		AOP
Measure:: 2
Pay vs Performance Disclosure
Name		EBITDA As Defined
Non-GAAP Measure Description		For information regarding the calculation of EBITDA As Defined, see the “Compensation Discussion and Analysis” section of this proxy statement, plus Appendix A for a reconciliation of income from continuing operations to EBITDA As Defined.
Measure:: 3
Pay vs Performance Disclosure
Name		EBITDA As Defined Margin
PEO | Stock Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ 0	$ 0	$ 0
PEO | Option Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(20,179,574)	(12,486,796)	(12,798,804)
PEO | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		40,155,771	(8,499,360)	10,079,307
PEO | Equity Awards Granted in Current Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		37,158,165	8,142,750	16,249,280
PEO | Vesting Date Fair Value Of Equity Awards Granted And Vested In Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	0
PEO | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	(3,656,401)	9,509,117
PEO | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	0
PEO | Equity Awards, Value of Dividends Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	0
PEO | Change in Pension Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	0
PEO | Pension Adjustments, Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	0
PEO | Pension Adjustments, Prior Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	0
Non-PEO NEO | Stock Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	0
Non-PEO NEO | Option Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(6,302,056)	(2,122,249)	(13,645,045)
Non-PEO NEO | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		5,229,834	(3,420,547)	5,163,170
Non-PEO NEO | Equity Awards Granted in Current Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		8,151,452	562,573	13,541,351
Non-PEO NEO | Vesting Date Fair Value Of Equity Awards Granted And Vested In Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		584,626	267,645	3,113,027
Non-PEO NEO | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		4,337,847	(2,414,124)	4,094,886
Non-PEO NEO | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	0
Non-PEO NEO | Equity Awards, Value of Dividends Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	0
Non-PEO NEO | Change in Pension Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	0
Non-PEO NEO | Pension Adjustments, Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	0
Non-PEO NEO | Pension Adjustments, Prior Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ 0	$ 0	$ 0